Average Annual Total Returns - Invesco VI Global Real Estate Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year		Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years		Custom Invesco Global Real Estate Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years		Lipper VUF Real Estate Funds Classification Average 1 Year	Lipper VUF Real Estate Funds Classification Average 5 Years	Lipper VUF Real Estate Funds Classification Average 10 Years
Total	Mar. 31, 1998	(12.32%)	3.15%	4.96%	Apr. 30, 2004	(12.56%)	2.89%	4.69%	15.90%	12.19%	9.87%	(9.95%)	[1]	4.08%	[1]	5.54%	[1]	(5.40%)	4.75%	7.81%

[1]	The Custom Invesco Global Real Estate Index (Net) is composed of the FTSE EPRA/NAREIT Developed Index (Net) through June 30, 2014 and the FTSE EPRA/NAREIT Global Index (Net) through December 31, 2020.